Document and Entity Information	Oct. 28, 2026
Cover [Abstract]
Entity Registrant Name	RADIAN GROUP INC
Amendment Flag	true
Entity Central Index Key	0000890926
Document Type	8-K/A
Document Period End Date	Oct. 28, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-11356
Entity Tax Identification Number	23-2691170
Entity Address, Address Line One	550 East Swedesford Road
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	(215)
Local Phone Number	231-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	RDN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) amends Item 5.02 of Radian Group Inc.’s (the “Company”) Current Report on Form 8-K dated October 28, 2026 and filed with the Securities and Exchange Commission on October 29, 2026 (the “Original Form 8-K”). This Amendment should be read in conjunction with the Original Form 8-K. Except as set forth below, the Original Form 8-K remains unchanged.